Acquisitions and Other Transactions - Acquisition Agreement for New Royalties with EMX Royalty Corporation (Details) - New Royalties with EMX Royalty Corporation $ in Millions	Jun. 27, 2023 USD ($)
Acquisitions
Terms of arrangement of joint acquisitions (years)	3 years
Percentage of contribution towards royalty acquisition by Franco Nevada	55.00%
Maximum contributions towards Royalty by Franco Nevada	$ 5.5
Percentage of contribution towards royalty acquisition by EMX	45.00%
Maximum contributions towards Royalty by EMX	$ 4.5
Percentage of royalty to be split among parties to joint acquisition	50.00%